OTHER ASSETS	12 Months Ended
Mar. 31, 2022
OTHER ASSETS
OTHER ASSETS

9. OTHER ASSETS

	As at	As at
	March 31, 2022	March 31, 2021
	$	$
Prepaid expenses	3,448,069	2,832,912
Lease security deposits	678,854	539,028
Shareholder loans receivable (Note 30)	53,185	50,521
	4,180,108	3,422,461
Less amounts due within one year	(3,451,901)	(2,890,197)
Non-current balance	728,207	532,264